Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES

The following table summarizes the major classes of inventories as of December 31:

	2014	2013
Finished goods	$197,429	$167,577
Service parts	125,570	132,508
Raw materials and work in process	82,174	76,377
Total inventories	$405,173	$376,462